Consolidated shareholders’ equity - Summary of Options Outstanding and Exercisable (Details) - Stock Option Plan	12 Months Ended
Dec. 31, 2020 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	2,579,270
Exercisable, Number of options (in shares) | shares	1,845,050
Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	206,315
Weighted average residual life (years)	1 year 7 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 55.50
Exercisable, Number of options (in shares) | shares	206,315
Weighted average exercise price per share, Options exercisable (in EUR per share)	€ 55.50
Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	220,000
Weighted average residual life (years)	7 years 4 months 2 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 65.84
Exercisable, Number of options (in shares) | shares	0
Weighted average exercise price per share, Options exercisable (in EUR per share)	€ 0
Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	1,518,771
Weighted average residual life (years)	4 years 29 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 74.08
Exercisable, Number of options (in shares) | shares	1,298,771
Weighted average exercise price per share, Options exercisable (in EUR per share)	€ 73.63
Exercise Price Range Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	634,184
Weighted average residual life (years)	5 years 4 months 6 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 89.19
Exercisable, Number of options (in shares) | shares	339,964
Weighted average exercise price per share, Options exercisable (in EUR per share)	€ 89.38
Bottom of range | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	50.00
Bottom of range | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Bottom of range | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Bottom of range | Exercise Price Range Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Top of range | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Top of range | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | Exercise Price Range Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	€ 90.00